Income Taxes - Schedule of effective tax rate differs (Detail) - Rigetti Holdings [Member] - USD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Effective Income Tax Rate Reconciliation, Prior Year Income Taxes, Percent	22.00%	21.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent	0.00%	5.00%
Effective Income Tax Rate Reconciliation, Other Adjustments, Percent	(2.00%)	(3.00%)
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent	0.00%	0.00%
Effective Income Tax Rate Reconciliation Return To Provision True Up	(11)	0
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent	(9.00%)	(23.00%)
Effective Income Tax Rate Reconciliation, Percent	0.00%	0.00%
Effective Income Tax Rate Reconciliation, Prior Year Income Taxes, Amount	$ (26,127,496)	$ (53,816,321)
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Amount	(145,832)	(3,942,953)
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount	2,049,631	8,081,437
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Amount	(26,194,435)	(53,174,838)
Income Tax Reconciliation Return To Provision True Up	2,949,170
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	2,339,894	12,427,880
Scenario, Adjustment [Member]
Effective Income Tax Rate Reconciliation, Prior Year Income Taxes, Amount	(5,486,531)	(11,218,494)
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Amount	(115,207)	(3,114,933)
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount	430,423	1,697,102
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Amount	(117,749)	209,245
Income Tax Reconciliation Return To Provision True Up	2,949,170
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	$ 2,339,894	12,427,880
Income Tax Expense (Benefit)		$ 800